Derivative Instruments and Hedging Activities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Cash flow hedges amounted to net reduction of equity	¥ 0
Number of contract affecting	1
Fair Value Hedges
Derivative [Line Items]
Amount excluded from the assessment of hedge effectiveness	0	0	0
Cash Flow Hedges
Derivative [Line Items]
Amount excluded from the assessment of hedge effectiveness	0	0	0
Cash Flow Hedging
Derivative [Line Items]
Fair value derivative amount	¥ 0